Capital structure and financial items - Borrowings - Contractual undiscounted cashflows (Details) - DKK (kr) kr in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gross lease liabilities	kr 4,037	kr 4,145
Lease liabilities	3,672	3,824
Leases, Non-current liabilities	2,897	3,009
Leases, Current liabilities	775	815
Gross loan commitments	5,577
Loans received	5,577
Non-current portion of non-current loans received	0
Current loans received and current portion of non-current loans received	5,577
Non-current portion of non-current borrowings	2,897	3,009
Current borrowings	7,459	1,474
Total, undiscounted cash flow	10,721	4,804
Total, Contractual discounted cashflows included in the balance sheet at the end of the year	10,356	4,483	kr 4,503
Within 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gross lease liabilities	855	847
Gross loan commitments	5,577
Total, undiscounted cash flow	7,539	1,506
1-3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gross lease liabilities	1,247	1,424
Gross loan commitments	0
Total, undiscounted cash flow	1,247	1,424
3-5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gross lease liabilities	694	734
Gross loan commitments	0
Total, undiscounted cash flow	694	734
More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Gross lease liabilities	1,241	1,140
Gross loan commitments	0
Total, undiscounted cash flow	1,241	1,140
Bank overdrafts
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings, undiscounted cash flows	1,107	659
Non-current portion of non-current borrowings	0	0
Current borrowings	1,107	659
Total, Contractual discounted cashflows included in the balance sheet at the end of the year	1,107	659
Bank overdrafts | Within 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings, undiscounted cash flows	1,107	659
Bank overdrafts | 1-3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings, undiscounted cash flows	0	0
Bank overdrafts | 3-5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings, undiscounted cash flows	0	0
Bank overdrafts | More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings, undiscounted cash flows	kr 0	kr 0